UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08426

ALLIANCEBERNSTEIN INTERNATIONAL GROWTH

FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2007

Date of reporting period: September 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein International Growth Fund

Portfolio of Investments

September 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.6%
Financials - 21.5%
Capital Markets - 7.2%
3i Group PLC	890,318	$18,175,467
Credit Suisse Group	1,177,394	78,254,303
Macquarie Bank Ltd. (a)	542,662	40,499,416
Man Group PLC (a)	2,427,782	27,502,625
UBS AG (Swiss Virt-X)	932,568	50,104,674

		214,536,485

Commercial Banks - 12.9%
Allied Irish Banks PLC	841,969	20,265,264
Anglo Irish Bank Corp. PLC (Dublin)	339,376	6,432,924
Anglo Irish Bank Corp. PLC (London Exchange)	896,545	16,681,317
Banco Bilbao Vizcaya Argentaria SA	893,531	20,957,918
Bank Central Asia Tbk PT	18,335,000	12,305,851
BNP Paribas SA	173,943	19,035,594
Industrial & Commercial Bank of China, Ltd.-Class H	67,991,000	47,580,625
Investimentos Itau SA	6,978,999	48,163,850
Kookmin Bank (ADR)	232,919	19,097,029
Malayan Banking Berhad	5,140,900	16,578,365
Mitsubishi UFJ Financial Group, Inc.	3,734	35,701,123
Standard Chartered PLC	1,179,716	38,619,183
Turkiye Is Bankasi-Class C	4,257,499	25,609,544
UniCredito Italiano SpA	6,480,021	55,474,380
VTB Bank OJSC (GDR) (a)(b)	27,589	246,922

		382,749,889

Diversified Financial Services - 0.8%
FirstRand Ltd.	6,825,694	21,896,654

Insurance - 0.6%
Swiss Reinsurance	206,216	18,338,549

		637,521,577

Industrials - 12.0%
Aerospace & Defense - 1.1%
BAE Systems PLC	3,194,857	32,105,545

Airlines - 0.5%
easyJet PLC (a)	1,388,371	14,895,291

Building Products - 0.8%
Cie de Saint-Gobain	228,781	23,889,060

Commercial Services & Supplies - 1.1%
Capita Group PLC	834,596	12,340,876
Michael Page International PLC	2,370,751	20,025,523

		32,366,399

Electrical Equipment - 1.4%
ABB Ltd.	1,192,940	31,293,913
Fuji Electric Holdings Co., Ltd.	2,182,000	9,688,080

		40,981,993

Industrial Conglomerates - 1.5%
Bidvest Group Ltd. (a)	709,258	13,934,094
Siemens AG	221,275	30,295,365

		44,229,459

Machinery - 1.8%
Atlas Copco AB-Class A	2,148,752	37,019,481
Hitachi Construction Machinery Co., Ltd.	461,300	18,323,849

		55,343,330

Trading Companies & Distributors - 3.1%
Mitsubishi Corp.	1,061,600	33,435,103
Mitsui & Co., Ltd.	2,022,000	48,899,820
Wolseley PLC	534,071	9,016,818

		91,351,741

Transportation Infrastructure - 0.7%
Cia de Concessoes Rodoviarias	452,100	9,101,195
Fraport AG Frankfurt Airport Services Worldwide	166,758	11,520,119

		20,621,314

		355,784,132

Consumer Discretionary - 11.9%
Auto Components - 0.7%
Denso Corp.	538,100	20,182,805

Automobiles - 3.1%
Fiat SpA	1,759,101	53,138,738
Porsche AG	11,462	24,448,270
Suzuki Motor Corp.	473,100	13,940,581

		91,527,589

Hotels Restaurants & Leisure - 1.5%
Accor SA	285,189	25,302,021
OPAP, SA	537,160	20,766,797

		46,068,818

Household Durables - 1.0%
Gafisa SA (ADR) (a)	303,700	10,246,838
Sony Corp.	240,900	11,580,184
Urbi Desarrollos Urbanos SA de C.V. (a)	2,255,000	8,170,649

		29,997,671

Leisure Equipment & Products - 0.8%
Nikon Corp.	693,000	23,683,874

Media - 3.1%
Eutelsat Communications	352,698	8,732,872
Grupo Televisa SA (Sponsored) (ADR)	610,600	14,758,202
Naspers Ltd.-Class N	900,692	24,931,334
SES FDR	573,478	13,521,594
Societe Television Francaise 1	512,450	13,781,458
WPP Group PLC	1,205,768	16,269,134

		91,994,594

Multiline Retail - 0.8%
Lotte Shopping Co., Ltd.	55,767	23,713,225

Specialty Retail - 0.9%
Inditex SA	275,182	18,600,855
Praktiker Bau- und Heimwerkermaerkte AG	195,884	7,314,406

		25,915,261

		353,083,837

Energy - 9.6%
Energy Equipment & Services - 1.0%
Integra Group Holdings (GDR) (a)(b)	595,910	9,266,400
Technip SA	212,085	18,932,109

		28,198,509

Oil, Gas & Consumable Fuels - 8.6%
Gazprom OAO (Sponsered) (ADR)	1,076,949	47,493,451
Origin Energy Ltd.	2,661,418	24,225,388
Petro-Canada	580,924	33,331,657
Petroleo Brasileiro SA (ADR)	765,100	49,501,970
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	759,707	31,235,030
Total SA	867,129	70,266,339

		256,053,835

		284,252,344

Telecommunication Services - 8.3%
Diversified Telecommunication Services - 2.5%
Telefonica SA	1,497,204	41,829,201
Telekom Austria AG	455,680	11,935,427
Telekomunikasi Indonesia Tbk PT	17,536,000	21,206,389

		74,971,017

Wireless Telecommunication Services - 5.8%
America Movil SAB de CV Series L (ADR)	534,418	34,202,752
Bharti Airtel Ltd. (a)	1,177,675	27,693,543
MTN Group Ltd.	1,473,865	22,345,080
Turkcell Iletisim Hizmet AS	1,607,400	13,694,728
Vimpel-Communications (ADR)	1,040,000	28,121,600
Vodafone Group PLC	12,550,360	45,236,997

		171,294,700

		246,265,717

Materials - 7.9%
Metals & Mining - 5.4%
Cia Vale do Rio Doce (ADR)	1,499,450	50,876,338
Cia Vale do Rio Doce (Sponsored) (ADR)	1,060,800	30,179,760
Usinas Siderurgicas De Minas SA	173,400	13,574,959
Xstrata PLC	984,074	65,351,840

		159,982,897

Mining & Metals - 2.5%
Rio Tinto PLC	865,724	74,510,122

		234,493,019

Health Care - 7.3%
Biotechnology - 1.5%
CSL Ltd./Australia	470,032	44,597,923

Health Care Equipment & Supplies - 1.7%
Essilor International SA	579,864	36,355,500
Nobel Biocare Holding AG	54,090	14,653,012

		51,008,512

Pharmaceuticals - 4.1%
Daiichi Sankyo Co., Ltd.	295,800	8,867,960
Merck KGaA	169,980	20,720,958
Novartis AG	571,032	31,414,387
Roche Holding AG	195,019	35,312,501
Teva Pharmaceutical Industries Ltd. (ADR)	573,895	25,521,111

		121,836,917

		217,443,352

Consumer Staples - 7.0%
Beverages - 1.1%
Fomento Economico Mexicano SAB de CV (ADR)	246,200	9,207,880
Pernod-Ricard SA	104,330	22,693,993

		31,901,873

Food Products - 2.2%
Nestle SA	144,622	64,832,679

Personal Products - 1.5%
L’Oreal SA	341,656	44,732,782

Tobacco - 2.2%
British American Tobacco PLC	813,109	29,101,057
Japan Tobacco, Inc.	6,848	37,556,219

		66,657,276

		208,124,610

Information Technology - 6.5%
Communications Equipment - 2.6%
Foxconn International Holdings Ltd. (a)	2,777,000	7,588,637
Nokia OYJ	1,836,734	69,692,174

		77,280,811

Electronic Equipment & Instruments - 1.0%
AU Optronics Corp. (Sponsered) (ADR)	510,773	8,642,279
Hoya Corp.	278,900	9,477,569
Murata Manufacturing Co., Ltd.	152,000	10,897,809

		29,017,657

IT Services - 1.0%
Cap Gemini SA	230,451	14,176,633
Infosys Technologies Ltd.	360,976	17,069,285

		31,245,918

Office Electronics - 1.1%
Canon, Inc.	119,200	6,468,435
Konica Minolta Holdings, Inc.	1,483,500	25,046,669

		31,515,104

Semiconductors & Semiconductor Equipment - 0.8%
ASML Holding NV (a)	361,024	11,912,522
MediaTek, Inc.	641,000	11,522,821

		23,435,343

		192,494,833

Utilities - 2.6%
Electric Utilities - 1.0%
CEZ	370,943	22,704,997
Cia Energetica de Minas Gerais (Sponsered) (ADR)	367,100	7,830,243

		30,535,240

Independent Power Producers & Energy Traders - 0.7%
International Power PLC	2,338,859	21,588,427

Multi-Utilities - 0.9%
Suez SA	427,493	25,122,161

		77,245,828

Total Common Stocks (cost $2,276,390,609)		2,806,709,249

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 5.0%
Time Deposit - 5.0%
ING Bank Grand Cayman 5.22%, 10/01/07 (cost $149,000,000)	$149,000	149,000,000

Total Investments - 99.6% (cost $2,425,390,609)		2,955,709,249
Other assets less liabilities - 0.4%		10,414,022

Net Assets - 100.0%		$2,966,123,271

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate market value of these securities amounted to $9,513,322 or 0.3% of net assets.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR                -                American Depositary Receipt

GDR               -                Global Depositary Receipt

Country Breakdown *

AllianceBernstein International Growth Fund

September 30, 2007 (unaudited)

Summary

15.4%	United Kingdom
11.0%	Switzerland
10.9%	France
10.6%	Japan
7.4%	Brazil
3.7%	Australia
3.7%	Italy
3.2%	Germany
2.8%	South Africa
2.8%	Spain
2.6%	Russia
2.4%	Finland
2.2%	Mexico
16.3%	Other
5.0%	Short-Term Investments

100.0%	Total Investments

*	All data are as of September 30, 2007. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 2.2% or less in the following countries: Austria, Canada, Cayman Islands, China, Czech Republic, Greece, India, Indonesia, Ireland, Israel, Luxembourg, Malaysia, Netherlands, South Korea, Sweden, Taiwan, Turkey.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein International Growth Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date:	November 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date:	November 21, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	November 21, 2007